EARNINGS (LOSS) PER SHARE (Schedule of Anti-Dilutive Shares) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares		8,134,830	5,639,020
Preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares		25,430,831	26,806,102